Stockholders' Equity (Details Textual) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 10, 2016 shares	Feb. 16, 2016 USD ($) $ / shares shares	Jan. 01, 2015 USD ($) shares	Oct. 03, 2015 $ / shares shares	Apr. 02, 2016 USD ($) $ / shares shares	Mar. 28, 2015 USD ($) $ / shares shares	Mar. 29, 2014 USD ($) $ / shares shares	Nov. 05, 2015 USD ($)	Aug. 11, 2015 USD ($)	Feb. 05, 2015 USD ($)	Jan. 25, 2011 USD ($)
Shareholders' Equity (Textual)
Stock Repurchased During Period, Shares					24,258,000	759,000	634,000
Stock Repurchased During Period, Value | $					$ 1,300,009	$ 50,874	$ 12,780
Fractional shares repurchased during the period, shares			13,160
Fractional shares repurchased during the period, value | $			$ 900
Common stock reserved for future issuance					22,224,000
Common stock, shares authorized					405,000,000	405,000,000
TriQuint [Member]
Shareholders' Equity (Textual)
Conversion Ratio			0.4187
Right to receive, conversion ratio			0.4187
RFMD [Member]
Shareholders' Equity (Textual)
Conversion Ratio			0.25
Right to receive, conversion ratio			0.25
RFMD 2014 Program [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $											$ 200,000
Stock Repurchased During Period, Shares							600,000
Stock Repurchased During Period, Value | $							$ 12,800
Shares Acquired Average Cost Per Share | $ / shares							$ 20.12
August 2015 Program [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $									$ 400,000
Stock Repurchased During Period, Shares				7,300,000
Shares Acquired Average Cost Per Share | $ / shares				$ 54.75
February 2015 Program [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $										$ 200,000
Stock Repurchased During Period, Shares					2,400,000	800,000
Shares Acquired Average Cost Per Share | $ / shares					$ 63.14	$ 65.87
November 2015 Program [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $								$ 1,000,000
Stock Repurchased During Period, Shares					14,600,000
Stock Repurchased During Period, Value | $					$ 750,000
Accelerated Share Repurchases, Settlement (Payment) or Receipt | $		$ 500,000
November 2015 Program [Member] | Collared Agreement [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $		$ 250,000
Accelerated Share Repurchases, Shares Received	2,000,000	3,100,000
Accelerated Share Repurchases, percent		50.00%
Accelerated Share Repurchases, Initial Price Paid Per Share | $ / shares		$ 40.78
November 2015 Program [Member] | Uncollared Agreement [Member]
Shareholders' Equity (Textual)
Share repurchase program, authorized amount | $		$ 250,000
Accelerated Share Repurchases, Shares Received		4,900,000
Accelerated Share Repurchases, percent		80.00%
Accelerated Share Repurchases, Initial Price Paid Per Share | $ / shares		$ 40.78